Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Limited partner interest, units outstanding	49,139,227	37,063,547	36,959,970	36,952,426